Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory	Comprised as follows (U.S. dollars in thousands):
	December 31
	2023	2022
Work in progress	$546	$871
Raw materials	61	64
	$607	$935